Income tax and deferred taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense [Line Items]
Deferred tax assets	$ 176,003	$ 157,564
Deferred tax liabilities	(311,213)	(298,379)
Total	(135,210)	(140,815)	$ (92,452)
Unrealized profit
Major Components Of Tax Expense [Line Items]
Deferred tax assets	189,714	157,503
Deferred tax liabilities	0	0
Total	189,714	157,503	321,340
Property, plant and equipment and capitalized interest
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(380,459)	(314,309)
Total	(380,459)	(314,309)	(288,116)
Restoration and rehabilitation provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	12,037	5,220
Deferred tax liabilities	0	0
Total	12,037	5,220
Manufacturing expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(123,811)	(154,906)
Total	(123,811)	(154,906)	(159,879)
Employee benefits and unemployment insurance
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(9,459)	(8,736)
Total	(9,459)	(8,736)	(9,438)
Vacation accrual
Major Components Of Tax Expense [Line Items]
Deferred tax assets	10,277	9,001
Deferred tax liabilities	0	0
Total	10,277	9,001	9,373
Inventory provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	25,170	16,353
Deferred tax liabilities	0	0
Total	25,170	16,353	34,718
Materials provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	16,227	20,293
Deferred tax liabilities	0	0
Total	16,227	20,293	14,405
Others employee benefits
Major Components Of Tax Expense [Line Items]
Deferred tax assets	10,515	10,291
Deferred tax liabilities	0	0
Total	10,515	10,291	6,561
Research and development expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(17,386)	(17,239)
Total	(17,386)	(17,239)	(16,046)
Bad debt provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	341	0
Deferred tax liabilities	0	(203)
Total	341	(203)	1,957
Provision for legal complaints and expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	4,452	2,788
Deferred tax liabilities	0	0
Total	4,452	2,788	2,932
Loan acquisition expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(16,965)	(17,604)
Financial instruments recorded at market value
Major Components Of Tax Expense [Line Items]
Deferred tax assets	648	3,277
Deferred tax liabilities	0	0
Total	648	3,277	(52,016)
Specific tax on mining activity
Major Components Of Tax Expense [Line Items]
Deferred tax assets	9,207	0
Deferred tax liabilities	0	(1,398)
Total	9,207	(1,398)	(3,303)
Specific tax on lithium mining activity
Major Components Of Tax Expense [Line Items]
Deferred tax assets	6,312	4,049
Deferred tax liabilities	0	0
Total	6,312	4,049	0
Tax loss benefit
Major Components Of Tax Expense [Line Items]
Deferred tax assets	131,622	129,123
Deferred tax liabilities	0	0
Total	131,622	129,123	74,347
Other
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	15,422
Deferred tax liabilities	(4,170)	0
Total	(4,170)	15,422	(22,963)
Foreign items (other)
Major Components Of Tax Expense [Line Items]
Deferred tax assets	518	260
Deferred tax liabilities	0	0
Total	518	260	$ 75
Balances to date
Major Components Of Tax Expense [Line Items]
Deferred tax assets	417,040	373,580
Deferred tax liabilities	$ (552,250)	$ (514,395)